Shareholders' Capital	12 Months Ended
Dec. 31, 2017
Share Capital, Reserves And Other Equity Interest [Abstract]
Shareholders' Capital
SHAREHOLDERS' CAPITAL
Crescent Point has an unlimited number of common shares authorized for issuance.

	2017		2016
	Number of shares	Amount ($ millions)	Number of shares	Amount ($ millions)
Common shares, beginning of year	541,742,592	16,656.1	504,935,930	15,929.7
Issued for cash	—	—	33,700,000	650.4
Issued on capital acquisitions	—	—	890,648	17.7
Issued on redemption of restricted shares (1)	4,051,792	89.6	2,216,014	58.3
Common shares, end of year	545,794,384	16,745.7	541,742,592	16,656.1
Cumulative share issue costs, net of tax	—	(256.1)	—	(255.9)
Total shareholders’ capital, end of year	545,794,384	16,489.6	541,742,592	16,400.2

(1)	The amount of shares issued on redemption of restricted shares is net of any employee withholding taxes.